Short And Long-Term Debt - Other Bank Indebtedness (Details) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended											12 Months Ended
	Dec. 31, 2011 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2011 Cartus Financing Limited [Member]	Dec. 31, 2010 Cartus Financing Limited [Member]	Dec. 31, 2011 Line of Credit [Member] USD ($)	Jun. 30, 2012 Line of Credit [Member] USD ($)	Dec. 31, 2010 Line of Credit [Member] USD ($)	Jun. 30, 2012 Other Bank Indebtedness [Member] USD ($)	Dec. 31, 2011 Other Bank Indebtedness [Member] USD ($)		Dec. 31, 2010 Other Bank Indebtedness [Member] USD ($)	Jun. 30, 2012 August 2012 [Member] Line of Credit [Member] USD ($)	Dec. 31, 2011 August 2012 [Member] Line of Credit [Member] USD ($)	Jun. 30, 2012 January 2013 [Member] Line of Credit [Member] USD ($)	Dec. 31, 2011 January 2013 [Member] Line of Credit [Member] USD ($)	Dec. 31, 2011 July 2013 [Member] Line of Credit [Member] USD ($)	Jun. 30, 2012 July 2013 [Member] Line of Credit [Member] USD ($)	Jun. 30, 2012 Cartus Financing Limited [Member] Secured Debt [Member] USD ($)	Dec. 31, 2011 Cartus Financing Limited [Member] Secured Debt [Member] USD ($)		Jun. 30, 2012 Cartus Financing Limited [Member] Secured Debt [Member] August 2015 [Member] GBP (£)	Dec. 31, 2011 Cartus Financing Limited [Member] Secured Debt [Member] August 2015 [Member] GBP (£)	Jun. 30, 2012 Cartus Financing Limited [Member] Secured Debt [Member] Working Capital Facility [Member] August 2015 [Member] USD ($)	Jun. 30, 2012 Cartus Financing Limited [Member] Secured Debt [Member] Working Capital Facility [Member] August 2015 [Member] GBP (£)	Dec. 31, 2011 Cartus Financing Limited [Member] Secured Debt [Member] Working Capital Facility [Member] August 2015 [Member] GBP (£)	Dec. 31, 2010 Cartus Financing Limited [Member] Secured Debt [Member] Working Capital Facility [Member] August 2015 [Member] GBP (£)	Jun. 30, 2012 Cartus Financing Limited [Member] Secured Debt [Member] Working Capital Facility [Member] August 2012 [Member] GBP (£)	Dec. 31, 2011 Cartus Financing Limited [Member] Secured Debt [Member] Working Capital Facility [Member] August 2012 [Member] GBP (£)	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Other Bank Indebtedness [Member] USD ($)	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Other Bank Indebtedness [Member] USD ($)
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 125	$ 100		$ 108	$ 133	[1],[2]		$ 8									£ 35	£ 35	$ 8	£ 5	£ 5	£ 5	£ 5	£ 5
Short-term debt					125	105	155		133	[1]	163	5	8	50	50	75	50												133	163
Short-term Debt, Term	1 year
Unused borrowing capacity	493	364						3	0	[1]								41	31	[3],[4]
Repayments of Long-term Debt					25
Line of credit facility, decrease in borrowing capacity																$ 25
Short-term debt, weighted average interest rate			2.50%	2.50%	2.90%	2.90%	3.00%

[1]	Consists of revolving credit facilities that are supported by letters of credit issued under the senior secured credit facility, $75 million due in July 2012, $8 million due in August 2012 and $50 million due in January 2013. In January 2012, Realogy repaid $25 million of the outstanding borrowings and reduced the capacity of the credit facility due in July 2012 by $25 million.
[2]	Consists of revolving credit facilities that are supported by letters of credit issued under the senior secured credit facility, $75 million due in July 2012, $8 million due in August 2012 and $50 million due in January 2013.
[3]	Consists of a £35 million facility which expires in August 2015 and a £5 million working capital facility which expires in August 2012.
[4]	Available capacity is subject to maintaining sufficient relocation related assets to collateralize these securitization obligations.